Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
July 31, 2023
SLCXK6-NPRT1-0923
1.9883972.106
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
TechTarget, Inc. (a)	8,269	268,577
Thryv Holdings, Inc. (a)	23,459	555,978
		824,555
CONSUMER DISCRETIONARY - 13.4%
Automobile Components - 0.7%
Fox Factory Holding Corp. (a)	2,485	278,072
Patrick Industries, Inc.	1,956	169,292
		447,364
Diversified Consumer Services - 2.0%
Grand Canyon Education, Inc. (a)	10,992	1,193,182
Hotels, Restaurants & Leisure - 0.8%
Planet Fitness, Inc. (a)	6,938	468,593
Household Durables - 5.0%
Cavco Industries, Inc. (a)	1,146	338,815
Helen of Troy Ltd. (a)	6,355	897,962
LGI Homes, Inc. (a)	10,698	1,484,348
Traeger, Inc. (a)(b)	68,144	303,922
		3,025,047
Leisure Products - 2.0%
Brunswick Corp.	3,700	319,347
Clarus Corp.	22,800	202,920
YETI Holdings, Inc. (a)	15,648	666,605
		1,188,872
Specialty Retail - 2.5%
America's Car Mart, Inc. (a)	3,436	409,296
American Eagle Outfitters, Inc.	12,100	170,005
Murphy U.S.A., Inc.	3,077	944,731
		1,524,032
Textiles, Apparel & Luxury Goods - 0.4%
Wolverine World Wide, Inc.	18,868	239,058
TOTAL CONSUMER DISCRETIONARY		8,086,148
CONSUMER STAPLES - 6.6%
Beverages - 2.7%
Boston Beer Co., Inc. Class A (a)	4,297	1,596,076
Consumer Staples Distribution & Retail - 2.2%
Performance Food Group Co. (a)	22,609	1,351,114
Food Products - 1.7%
Lassonde Industries, Inc. Class A (sub. vtg.)	2,300	215,811
Nomad Foods Ltd. (a)	45,166	803,051
		1,018,862
TOTAL CONSUMER STAPLES		3,966,052
ENERGY - 5.9%
Energy Equipment & Services - 1.0%
TechnipFMC PLC	33,650	617,141
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp. (a)	41,851	1,119,514
Denbury, Inc. (a)	1,961	172,392
Northern Oil & Gas, Inc.	18,746	738,030
Sitio Royalties Corp.	33,509	916,136
		2,946,072
TOTAL ENERGY		3,563,213
FINANCIALS - 16.6%
Banks - 5.6%
Cadence Bank	32,120	804,606
ConnectOne Bancorp, Inc.	25,651	525,076
Glacier Bancorp, Inc.	10,780	352,506
Independent Bank Group, Inc.	15,414	691,626
Metropolitan Bank Holding Corp. (a)	12,748	577,357
Synovus Financial Corp.	13,057	442,632
		3,393,803
Capital Markets - 2.9%
Bridge Investment Group Holdings, Inc.	28,677	358,749
P10, Inc.	37,473	444,055
StoneX Group, Inc. (a)	10,184	937,030
		1,739,834
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)	18,881	1,010,134
PROG Holdings, Inc. (a)	3,953	160,413
		1,170,547
Financial Services - 2.4%
Enact Holdings, Inc.	21,459	583,685
Walker & Dunlop, Inc.	9,521	866,221
		1,449,906
Insurance - 3.7%
First American Financial Corp.	17,105	1,084,115
Selective Insurance Group, Inc.	11,289	1,164,912
		2,249,027
TOTAL FINANCIALS		10,003,117
HEALTH CARE - 13.2%
Biotechnology - 4.3%
Allogene Therapeutics, Inc. (a)	17,200	85,312
ALX Oncology Holdings, Inc. (a)	18,175	111,049
Arcellx, Inc. (a)	3,421	117,169
Arcutis Biotherapeutics, Inc. (a)	9,100	99,281
Biohaven Ltd.	5,073	100,851
Blueprint Medicines Corp. (a)	3,365	222,090
Celldex Therapeutics, Inc. (a)	3,500	123,760
Cytokinetics, Inc. (a)	4,180	139,403
Day One Biopharmaceuticals, Inc. (a)	7,313	96,824
Karuna Therapeutics, Inc. (a)	708	141,437
Keros Therapeutics, Inc. (a)	3,576	149,763
Prelude Therapeutics, Inc. (a)	15,300	59,823
Prothena Corp. PLC (a)	2,500	172,175
PTC Therapeutics, Inc. (a)	3,375	136,148
Tango Therapeutics, Inc. (a)	16,600	56,108
Tyra Biosciences, Inc. (a)	3,400	50,388
Vaxcyte, Inc. (a)	4,798	230,592
Viking Therapeutics, Inc. (a)	7,200	104,400
Xenon Pharmaceuticals, Inc. (a)	4,052	149,600
Zentalis Pharmaceuticals, Inc. (a)	8,658	231,255
		2,577,428
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (a)	10,862	373,761
Neogen Corp. (a)(b)	25,157	583,391
TransMedics Group, Inc. (a)	4,852	452,109
		1,409,261
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (a)	4,104	324,339
AdaptHealth Corp. (a)	30,167	414,495
agilon health, Inc. (a)	15,785	302,283
Chemed Corp.	1,177	613,323
Owens & Minor, Inc. (a)	22,245	427,994
Privia Health Group, Inc. (a)	9,882	275,905
		2,358,339
Health Care Technology - 1.2%
Evolent Health, Inc. (a)(b)	15,480	470,437
Phreesia, Inc. (a)	7,763	246,242
		716,679
Pharmaceuticals - 1.5%
Axsome Therapeutics, Inc. (a)	2,267	177,891
Edgewise Therapeutics, Inc. (a)	12,456	90,804
Enliven Therapeutics, Inc. (a)	4,300	81,442
Ikena Oncology, Inc. (a)	17,998	92,690
Intra-Cellular Therapies, Inc. (a)	2,195	135,739
Ventyx Biosciences, Inc. (a)	4,422	163,835
Verona Pharma PLC ADR (a)	6,762	149,373
		891,774
TOTAL HEALTH CARE		7,953,481
INDUSTRIALS - 20.2%
Aerospace & Defense - 1.7%
Cadre Holdings, Inc.	12,611	293,458
Leonardo DRS, Inc. (a)(b)	36,232	604,712
Spirit AeroSystems Holdings, Inc. Class A	5,031	160,086
		1,058,256
Air Freight & Logistics - 1.3%
Forward Air Corp.	6,380	758,199
Building Products - 2.3%
CSW Industrials, Inc.	2,466	445,236
Hayward Holdings, Inc. (a)(b)	71,140	950,430
		1,395,666
Commercial Services & Supplies - 0.6%
The GEO Group, Inc. (a)	47,710	356,394
Construction & Engineering - 3.5%
Bowman Consulting Group Ltd. (a)	4,997	173,146
EMCOR Group, Inc.	2,486	534,589
Granite Construction, Inc.	13,506	552,801
Willscot Mobile Mini Holdings (a)	18,364	880,554
		2,141,090
Electrical Equipment - 2.6%
Atkore, Inc. (a)	3,325	527,578
Vertiv Holdings Co.	38,981	1,013,896
		1,541,474
Ground Transportation - 0.9%
XPO, Inc. (a)	7,984	552,812
Machinery - 0.3%
Beijer Alma AB (B Shares)	9,109	166,666
Professional Services - 5.6%
CACI International, Inc. Class A (a)	2,243	786,037
Concentrix Corp.	10,345	861,118
ExlService Holdings, Inc. (a)	4,131	582,264
Kforce, Inc.	11,591	735,333
Maximus, Inc.	4,936	413,439
		3,378,191
Trading Companies & Distributors - 1.4%
Alligo AB (B Shares)	16,968	183,440
Beacon Roofing Supply, Inc. (a)	2,404	205,951
Custom Truck One Source, Inc. Class A (a)	62,298	431,102
		820,493
TOTAL INDUSTRIALS		12,169,241
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	15,242	798,071
Electronic Equipment, Instruments & Components - 3.2%
Coherent Corp. (a)	9,635	456,314
Insight Enterprises, Inc. (a)	6,822	1,000,719
Mirion Technologies, Inc. Class A (a)	61,967	467,851
		1,924,884
IT Services - 0.7%
Endava PLC ADR (a)	8,400	440,664
Semiconductors & Semiconductor Equipment - 2.1%
MaxLinear, Inc. Class A (a)	6,147	151,646
Onto Innovation, Inc. (a)	5,234	650,691
Silicon Motion Tech Corp. sponsored ADR	6,867	435,368
		1,237,705
Software - 3.9%
BlackLine, Inc. (a)	12,026	698,470
Elastic NV (a)	3,593	238,755
Five9, Inc. (a)	4,888	428,922
Intapp, Inc. (a)	6,141	252,149
JFrog Ltd. (a)	7,500	230,775
Sprout Social, Inc. (a)	9,148	522,717
		2,371,788
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	21,962	523,574
TOTAL INFORMATION TECHNOLOGY		7,296,686
MATERIALS - 3.7%
Chemicals - 2.3%
Cabot Corp.	6,770	480,670
Olin Corp.	7,400	426,832
Tronox Holdings PLC	36,017	478,666
		1,386,168
Metals & Mining - 1.4%
Commercial Metals Co.	9,182	525,394
Gatos Silver, Inc. (a)	61,118	317,202
		842,596
TOTAL MATERIALS		2,228,764
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Ryman Hospitality Properties, Inc.	3,400	323,986
Terreno Realty Corp.	10,875	645,323
		969,309
Real Estate Management & Development - 2.2%
Cushman & Wakefield PLC (a)	94,497	928,906
Jones Lang LaSalle, Inc. (a)	2,304	383,731
		1,312,637
TOTAL REAL ESTATE		2,281,946
UTILITIES - 1.6%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	16,675	779,056
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	2,731	148,703
TOTAL UTILITIES		927,759
TOTAL COMMON STOCKS (Cost $51,855,865)		59,300,962

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	987,795	987,993
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	1,415,524	1,415,666
TOTAL MONEY MARKET FUNDS (Cost $2,403,659)		2,403,659

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $54,259,524)	61,704,621
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(1,480,154)
NET ASSETS - 100.0%	60,224,467

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	849,900	5,592,175	5,454,082	10,820	-	-	987,993	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	4,328,689	2,632,601	5,545,624	695	-	-	1,415,666	0.0%
Total	5,178,589	8,224,776	10,999,706	11,515	-	-	2,403,659

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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